UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number:    028-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Richard J. Perry, Jr.
Title   Managing Member
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

     /s/ Richard J. Perry, Jr.       Washington, D.C.        May 14, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:      $132,425   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGREE REALTY CORP              COM              008492100     5545   246978 SH       SOLE                      0     246978      0
ALLSTATE CORP                  COM              020002101     4089   128656 SH       SOLE                      0     128656      0
ANNALY CAPITAL MANAGEMENT IN   COM              035710409     4125   236383 SH       SOLE                      0     236383      0
ANWORTH MORTGAGE ASSET CORP    COM              037347101     1801   254022 SH       SOLE                      0     254022      0
BB&T CORP                      COM              054937107     4951   180350 SH       SOLE                      0     180350      0
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104     1447   167810 SH       SOLE                      0     167810      0
CALL SPDR S&P HOMEBU JUN 18.0  CALL             78464A908     3613   200700 SH  CALL SOLE                      0     200700      0
DISCOVER FINANCIAL SERVICES    COM              254709108     1499    62150 SH       SOLE                      0      62150      0
EPLUS INC                      COM              294268107    24345   914872 SH       SOLE                      0     914872      0
FIRST MERCHANTS CORP           COM              320817109     1358   164429 SH       SOLE                      0     164429      0
FOX CHASE BANCORP INC          COM              35137T108      659    47338 SH       SOLE                      0      47338      0
HERITAGE FINANCIAL CORP        COM              42722X106     2478   174906 SH       SOLE                      0     174906      0
INVESCO MORTGAGE CAPITAL       COM              46131B100      926    42400 SH       SOLE                      0      42400      0
KEYCORP                        COM              493267108     6323   712001 SH       SOLE                      0     712001      0
LABRANCHE & CO INC             COM              505447102      687   174900 SH       SOLE                      0     174900      0
LAKELAND FINANCIAL CORP        COM              511656100     1088    47951 SH       SOLE                      0      47951      0
LENDER PROCESSING SERVICES     COM              52602E102     2565    79694 SH       SOLE                      0      79694      0
M/I HOMES INC                  COM              55305B101     4178   278750 SH       SOLE                      0     278750      0
MACATAWA BANK CORP             COM              554225102      744      300 SH       SOLE                      0        300      0
MASTERCARD INC-CLASS A         CL A             57636Q104     3899    15488 SH       SOLE                      0      15488      0
METLIFE INC                    COM              59156R108     5667   126700 SH       SOLE                      0     126700      0
MFA FINANCIAL INC              COM              55272X102     1818   221673 SH       SOLE                      0     221673      0
MORGAN STANLEY                 COM NEW          617446448     3816   139670 SH       SOLE                      0     139670      0
OCEAN SHORE HOLDING CO         COM              67501R103     3635   279639 SH       SOLE                      0     279639      0
PEOPLE'S UNITED FINANCIAL      COM              712704105     5399   429200 SH       SOLE                      0     429200      0
PNC FINANCIAL SERVICES GROUP   COM              693475105     7816   124091 SH       SOLE                      0     124091      0
REINSURANCE GROUP OF AMERICA   COM NEW          759351604     6842   108981 SH       SOLE                      0     108981      0
RR DONNELLEY & SONS CO         COM              257867101     3939   208180 SH       SOLE                      0     208180      0
SIMON PROPERTY GROUP INC       COM              828806109     5758    53735 SH       SOLE                      0      53735      0
STARWOOD HOTELS & RESORTS      COM              85590A401     1912    32900 SH       SOLE                      0      32900      0
STATE STREET CORP              COM              857477103     5098   113449 SH       SOLE                      0     113449      0
UNITRIN INC                    COM              913275103     2957    95743 SH       SOLE                      0      95743      0
UNIVEST CORP OF PENNSYLVANIA   COM              915271100      854    48209 SH       SOLE                      0      48209      0
VIRGINIA COMMERCE BANCORP      COM              92778Q109       42     7298 SH       SOLE                      0       7298      0
WASHINGTON BANKING CO          COM              937303105      552    39168 SH       SOLE                      0      39168      0

TOTAL							    128812

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